Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of significant related parties and their relationships	Related Parties

Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group Co., Ltd. and its subsidiaries	Entity controlled by the controlling shareholder of the Company
HaleyTek AB	Entity controlled by the controlling shareholder of the Company
Anhui Xinzhi Technology Co., Ltd. (“Anhui Xinzhi”)	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., ("Zhejiang Huanfu")	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Group Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Wuhan Xingji Meizu Technology Co., Ltd and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd. (“Hubei ECARX”)	Entity controlled by the controlling shareholder of the Company
Arteus Group Limited (“Arteus”)	Entity controlled by the controlling shareholder of the Company
DreamSmart Technology Pte. Ltd. (“DreamSmart”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
smart (Zhejiang) Software Technology Co.,Ltd. (“smart Zhejiang”)	Entity which is under significant influence of the Company
SiEngine Technology Co., Ltd. (“SiEngine”)	Entity which is under significant influence of the Company
Hubei Dongjun Automotive Electronic Technology Co., Ltd. (“Hubei Dongjun”)	Entity which is under significant influence of the Company before consolidation in July 2024
Shenzhen U Chance Technology Co., Ltd.	Entity which is under significant influence of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence

Schedule of related party transactions	Significant transactions with related parties, except transactions disclosed elsewhere in these unaudited condensed consolidated financial statements:

	Six Months Ended June 30,
	2024	2025
Revenues(i):
Sales of goods revenues	203,341	211,818
Automotive computing platform	202,932	211,747
SoC Core Modules	223	63
Automotive merchandise and other products	186	8
Software license revenues	12,854	24,999
Service revenues	49,920	44,342
Automotive computing platform – Design and development service	30,795	22,823
Connectivity service	10,803	19,019
Other services	8,322	2,500
–Including:Other services from Zhejiang Huanfu	15	—
Total	266,115	281,159

	Six Months Ended June 30,
	2024	2025
Purchase of products and services (ii)	52,075	86,805
Including:
–Purchase of products and services from Zhejiang Huanfu (ii)	1,580	168
–Purchase of products and services from Hubei Ecarx (ii)	830	855
Rental of office space (ii)	300	1,088
Interest income on loans due from Hubei ECARX (v)	52	10
Interest income on loans due from related parties (iii)	764	795
Interest expense on borrowings due to related parties (iv)	1,066	965
Loans to related parties (iii)	1,488	—
Repayment of loans to related parties (iii)	2,439	1,341
Borrowings from related parties (iv)	62,360	47,918
Repayment of borrowings from related parties (iv)	13,697	21,021
Debt assignment and offset with related parties (iv)	—	4,919
(c)Balances with related parties:

	As of December 31,	As of June 30,
	2024	2025
Accounts receivable – related parties, net (i)	187,330	114,394
Amounts due from related parties (ii)(iii)(v)	5,007	36,986
Other non-current assets – related parties (v)	36,403	4,435
Accounts payable – related parties (ii)(vi)	69,967	56,764
Amounts due to related parties (ii)(iv)	24,071	46,938
___________________________
(i)The Group sold automotive computing platform products, merchandise and other products, software licenses and provided related technology development services, connectivity service, and other consulting services to a number of related parties. Among these, the Group provided other consulting services to Zhejiang Huanfu. Accounts receivable, net due from related parties arising from sales of products and provision of services were US$187,330 and US$114,394 as of December 31, 2024 and June 30, 2025 , respectively.

(ii)The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which, US$10,375 and US$15,831 of purchase of raw materials were recorded as inventories as of June 30, 2024 and 2025, respectively, US$39,378 and US$69,605 were recorded in cost of revenues for the six months ended June 30, 2024 and 2025 , respectively, US$2,322 and US$1,369 were recorded in operating expenses for the six months ended June 30, 2024 and 2025, respectively. The Group purchased raw materials, technology development services and TSP maintenance service from Zhejiang Huanfu, of which, US$1,580 and US$100 were recorded in cost of revenues for the six months ended June 30, 2024 and 2025, respectively; and nil, and US$68 were recorded in operating expenses for the six months ended June 30, 2024 and 2025, respectively. The Group also purchased research and development service from Hubei Ecarx which was recorded in operating expenses for the six months ended June 30, 2024 and 2025. The Group also rented office space from related parties, pursuant to which, the Group recorded rental expenses of US$300 and US$1,088 in operating expenses for the six months ended June 30, 2024 and 2025, respectively.
Accounts payable to related parties includes payables arising from purchase of raw materials and services of US$63,493 and US$52,787, amount due from related parties includes prepayments arising from purchase of raw materials and services of US$3,645 and US$3,292 as of December 31, 2024 and June 30, 2025 , respectively. Amounts due to related parties includes payables arising from purchase of technical services of US$1,730 and US$2,106 as of December 31, 2024 and June 30, 2025, respectively.
(iii)The Group provided loans of US$1,488 and nil to related parties, and received repayments of US$2,439 and US$1,341 from related parties for the six months ended June 30, 2024 and 2025 respectively. Interest incomes on loans due from related parties were US$52 and US$10 for the six months ended June 30, 2024 and 2025, respectively.
As of December 31, 2024 and June 30, 2025, loans and interest receivables due from related parties were US$1,362 and nil.
(iv)In January 2024, ECARX (Hubei) Tech entered into a renewed unsecured loan agreement with Geely Group in an amount of US$41,832 with an interest rate of 3.9% per annum. In June 2024, US$13,697 out of the loan was repaid, and the remaining amount of US$28,135 was fully repaid on December 31, 2024.
In January 2025, ECARX (Hubei) Tech obtained a renewed loan in an amount of US$27,252 loan from Geely Group. In March 2025, the Group entered into a debt assignment and offset agreement with Geely Group and its subsidiaries with respect to assignment and offset of the loan and accounts receivable from Geely Group and its subsidiaries amounting to US$4,919. The remaining loan amount as of June 30, 2025 is US$22,333 bearing interest rate of 3.9% per annum.

In March 2024, the Group entered into an accounts receivable factoring agreement with a finance company of Geely Group with a minimum interest rate of 6.0% per annum. The Group cumulated received US$20,528 from the finance company during the six months ended June 30, 2024. In October 2024, the loan was repaid and the interest rate was reduced to 4.8% per annum and the factoring limit was increased from US$20,528 to US$35,035. In the same month, the Group received another US$21,021 from the finance company, which was fully repaid in March 2025. The Group cumulated received US$20,666 from the finance company during the six months ended June 30, 2025.

Interest expense on borrowings from related parties were US$1,066 and US$965 for the six months ended June 30, 2024 and 2025, respectively. The interest payable on borrowings from related parties was included in the amounts due to related parties and was US$1,320 and US$1,833 as of December 31, 2024 and June 30, 2025, respectively.

(v)As of December 31, 2024, the balance of other non-current assets due from related parties included the amounts due from its former VIE, Hubei ECARX in the amount of US$32,090, which represented the net present value of a loan provided by the Group to Hubei ECARX with the principal of US$39,822 and an effective annual interest rate of 5.0%. As of June 30, 2025, amounts due from Hubei ECARX of US$33,694 was included within amounts due from related parties. Interest incomes on loans due from related parties were US$764 and US$795 for the six months ended June 30, 2024 and 2025, respectively.

In March 2024, the Group provided software licenses to smart Zhejiang for a total consideration of US$6,748 which is due in 3 equal annual installments. As of December 31, 2024, amounts due from smart Zhejiang, representing the net present value of the long-term receivables from smart Zhejiang with an effective annual interest rate of 3.95%, of which US$1,862 was included within accounts receivable - related parties and US$4,313 was recorded as other non-current assets - related parties. As of June 30, 2025, US$2,012 was included within accounts receivable - related parties and US$4,435 was recorded as other non-current assets - related parties.

(vi)In November 2023, the Group entered into a licensing agreement with Xingji Meizu, pursuant to which, the Group obtained a non-exclusive license under certain software of Xingji Meizu to develop and sell these software worldwide for three years. The consideration is due by instalment in three years of US$7,007 each year. In May 2025, the Company entered into a modification agreement with Xingji Meizu, both parties agree to extend the license for additional 8 years from the modification date to November 2033 on an exclusive basis for no additional consideration. Amounts due to Xingji Meizu of US$6,474 and US$3,977 was included within accounts payable – related parties as of December 31, 2024 and June 30, 2025, respectively.